Acquisitions - Additional Information (Detail) $ in Millions	10 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Mar. 10, 2020
Leagold Mining Corporation [member]
Disclosure of detailed information about business combination [line items]
Business combination profit loss as if combination occurred at the beginnig of the period		$ 1.0
Leagold Mining Corporation [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting interest acquired			100.00%
Business combination shares issued			0.331
Acquisition related costs	$ 4.6
Business combination total acquisition costs incurred	5.9
Business combination revenue of acquiree since acquisition date	360.7
Business combination revenue as if combination occurred at the beginnig of the period		$ 932.0
Business combination profit loss of acquiree since acquisition date	$ 24.3
Business combination share exchange ratio			0.331